Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Profit or loss [abstract]
Revenue	$ 57,613	$ 41,158
Cost of sales
Production costs	(25,873)	(17,940)
Royalty	(4,011)	(3,094)
Depreciation	(3,791)	(2,195)
Total cost of sales	(33,675)	(23,229)
Gross profit	23,938	17,929
General and administrative expenses	(7,952)	(6,889)
Change in fair value of derivative financial instruments	1,262	1,023
Foreign exchange (losses) gains	(431)	284
Interest and other expenses	(2,360)	(2,011)
Income before tax	14,457	10,336
Income tax expense	(7,891)	(6,826)
Net income and comprehensive income	6,566	3,510
Net income (loss) and comprehensive income (loss) attributable to:
Shareholders	687	(470)
Non-controlling interest	5,879	3,980
Net income and comprehensive income	$ 6,566	$ 3,510
Earnings (loss) per share attributable to shareholders
Basic (loss) earnings per share	$ 0.00	$ (0.00)
Diluted (loss) earnings per share	$ 0.00	$ (0.00)